ORGANIZATION AND PRINCIPAL ACTIVITIES - EBITDA (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Liabilities waived by Renren Inc.	$ 76,007	$ (4,213)	$ 76,007
Contribution from Renren Inc for contingent consideration	$ 42,542		$ 42,542
Renren Inc.
Earn out shares issued held in escrow	19,500,000	19,500,000
Earnout Shares	19,500,000
Business combination, contingent consideration arrangements, description		$13.00 for any sixty days in any period of ninety consecutive trading days during a fifteen-month period following the closing, and will receive all the 19.5 million Earnout Shares if the stock price of KAH is higher than $13.50 for any sixty days in any period of ninety consecutive trading days during a thirty-month period following the closing
Renren Inc. | Gross revenue more than or equal 5000 millions
Number of ordinary shares entitled from earn out shares	1,950,000,000,000
Renren Inc. | Adjusted EBITDA is greater than or equal to RMB150 million
Number of ordinary shares entitled from earn out shares	3,900,000,000,000
Renren Inc. | Adjusted EBITDA is greater than or equal to RMB200 million
Number of ordinary shares entitled from earn out shares	7,800,000,000,000
Renren Inc. | Adjusted EBITDA is greater than or equal to RMB340 million
Number of ordinary shares entitled from earn out shares	4,875,000,000,000
Renren Inc. | Adjusted EBITDA is greater than or equal to RMB480 million
Number of ordinary shares entitled from earn out shares	9,750,000,000,000